Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

The changes in the carrying amount of goodwill during the year ended December 31, 2014 was as follows:

Amount
(in thousands)
Balance at January 1, 2014, net of accumulated impairment of $832,626	$345,388
Acquisition	5,710
Balance at December 31, 2014, net of accumulated impairment of $832,626	$351,098

Trademarks and trade names, which are not subject to amortization, totaled $89.9 million as of December 31, 2014.

Impairment of Goodwill and Trademarks and Trade Names

We estimate the fair value of our reporting units to which goodwill is allocated using generally accepted valuation methodologies, including market and income based approaches, and relevant data available through and as of December 31. We use the income based approach to estimate the fair value of our reporting units that have goodwill balances and use the market approach to corroborate these estimates. We considered the market approach from a reasonableness standpoint by comparing the multiples of guideline companies with the implied multiples from the income based approach, and we also consider our market capitalization to assess reasonableness of the income based approach valuations. The key assumptions we use in determining the estimated fair value of our reporting units are the terminal growth rates, forecasted cash flows and the discount rates.

At December 31 we used an income based valuation approach to separately estimate the fair values of all of our trademarks and trade names and compared those estimates to the respective carrying values. The key assumptions we use in determining the estimated fair value of our trademarks and trade names are the terminal growth rates, forecasted revenues, assumed royalty rates and discount rates. Significant judgment is required to select these inputs based on observed market data.

There were no impairment charges in 2014.

Finite-Lived Intangibles

The changes in the carrying amounts of finite-lived intangible assets during the year ended December 31, 2014 were as follows:

Amount
(in thousands)
Balance at January 1, 2014	$89
Intangible assets acquired (a)	1,560
Amortization expense	(349)
Balance at December 31, 2014	$1,300

(a) Intangible assets acquired in 2014 relate to our purchase of certain TPN assets. See Note 3 - Acquisitions.

Finite-lived intangible assets consisted of the following:

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
Finite-Lived Intangible Assets:
Customer relationships	$1,560	$(260)	$1,300
Vendor relationships	4,293	(4,293)	—
Total finite-lived intangible assets	$5,853	$(4,553)	$1,300

For the year ended December 31, 2014, we recorded amortization expense related to finite-lived intangible assets in the amount of $0.3 million. This amount was included in depreciation and amortization expense in our Consolidated Statement of Operations.

The table below shows the estimated amortization expense related to our finite-lived intangible assets over their remaining useful lives:

Year	(in thousands)
2015	$312
2016	312
2017	312
2018	312
2019	52
Total	$1,300